UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                             FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one):  [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		FORT POINT CAPITAL MANAGEMENT LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:  028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	ROBERT A. RIEMER
Title:	Chief Financial Officer
Phone:	(415) 394-0450

Signature, Place and Date of Signing:

/s/ Robert A. Riemer          San Francisco, CA          08/14/06
--------------------          -----------------          --------
    [Signature]                 [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                     --------

Form 13F Information Table Entry Total:                    32
                                                     --------

Form 13F Information Table Value Total (x$1000):     $ 23,361
                                                     --------

List of Other Included Managers:

No.          Name
---          ----
                               *
(1)          ------------------

* Mr. ------------- the Investment Manager to -------------- and its affiliate, --------------, ----------------, and --------------- are
treated as a single entity for purposes of the Information Table.


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
FORM 13F INFORMATION TABLE - SECOND QUARTER 2006
FORT POINT CAPITAL MANAGEMENT LLC

                                TITLE
                                 OF                     VALUE    SHARES/    SH/  PUT/   INVS  OTH      VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP       (x1000)   PRN AMT    PRN  CALL   DSCR  MGRS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------

ACACIA RESH CORP                 COM      003881307    $   587    41,785    SH          SOLE        41,785    0      0
ADOBE SYSTEMS INC                COM      00724F101    $   883    29,100    SH          SOLE        29,100    0      0
AKORN INC                        COM      009728106    $   381    95,793    SH          SOLE        95,793    0      0
ALLIANCE DATA SYSTEM CORP        COM      018581108    $   635    10,800    SH          SOLE        10,800    0      0
AMERICAN TOWER SYS CORP          COM      029912201    $   862    27,700    SH          SOLE        27,700    0      0
ASHLAND INC                      COM      044209104    $ 1,045    15,673    SH          SOLE        15,673    0      0
BIOLASE TECHNOLOGY INC           COM      090911108    $   163    19,430    SH          SOLE        19,430    0      0
CALLAWAY GOLF CO                 COM      131193104    $   378    29,110    SH          SOLE        29,110    0      0
CHECKFREE CORPORATION            COM      162813109    $   578    11,660    SH          SOLE        11,660    0      0
CHESAPEAKE ENERGY CORP           COM      165167107    $   460    15,200    SH          SOLE        15,200    0      0
COMMSCOPE INC                    COM      203372107    $   579    18,440    SH          SOLE        18,440    0      0
CONAGRA INC W-RTS TO PUR C/STK   COM      205887102    $   515    23,310    SH          SOLE        23,310    0      0
DICKS SPORTING GOODS INC         COM      253393102    $ 1,036    26,150    SH          SOLE        26,150    0      0
FLOW INTERNATIONAL CORP          COM      343468104    $   824    58,564    SH          SOLE        58,564    0      0
HOT TOPIC INC                    COM      441339108    $   446    38,740    SH          SOLE        38,740    0      0
HUDSON CITY BANCORP              COM      443683107    $   867    65,060    SH          SOLE        65,060    0      0
ISHARES RUSSELL 2000 JUL 73.00   CALL    46428764806GU $    49    25,000    SH   CALL   SOLE        25,000    0      0
JARDEN CORPORATION               COM      471109108    $   981    32,210    SH          SOLE        32,210    0      0
KOHLS CORP                       COM      500255104    $   900    15,230    SH          SOLE        15,230    0      0
MENTOR CORP MINN                 COM      587188103    $   697    16,020    SH          SOLE        16,020    0      0
MICROS SYSTEMS INC               COM      594901100    $ 1,208    27,652    SH          SOLE        27,652    0      0
ON TRACK INNOVATION              SHS      M8791A109    $   288    24,670    SH          SOLE        24,670    0      0
PEOPLESUPPORT INC                COM      712714302    $   359    26,690    SH          SOLE        26,690    0      0
PER-SE TECHNOLOGIES INC        COM NEW    713569309    $ 1,119    44,450    SH          SOLE        44,450    0      0
PHI INC                        COM NON    69336T205    $   875    26,350    SH          SOLE        26,350    0      0
                                 VTG
POLYMEDICA INDS INC              COM      731738100    $   563    15,670    SH          SOLE        15,670    0      0
RESTORATION HARDWARE INC         COM      760981100    $   474    65,970    SH          SOLE        65,970    0      0
REYNOLDS & REYNOLDS CO  CL A     COM      761695105    $ 2,181    71,120    SH          SOLE        71,120    0      0
SIRVA INC                        COM      82967Y104    $   830   128,315    SH          SOLE       128,315    0      0
THERMO ELECTRON CORP             COM      883556102    $   812    22,404    SH          SOLE        22,404    0      0
TOO INC                          COM      890333107    $   783    20,390    SH          SOLE        20,390    0      0
UNITED THERAPEUTICS CORP DEL     COM      91307C102    $ 1,003    17,360    SH          SOLE        17,360    0      0